Segment information (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Segment information
Net sales	€ 222,985	€ 196,630	€ 424,685	€ 384,096
Segment EBITDA	1,386	(935)	(21,523)	(11,011)
Depreciation and amortization	(3,929)	(3,842)	(11,057)	(7,238)
Finance income (costs), net	(1,953)	(1,197)	(3,174)	(2,205)
Income tax (expense) benefit	(193)	161	7,542	2,468
Net loss	(4,689)	(5,813)	(28,211)	(17,987)
Operating segments
Segment information
Net sales	222,985	196,630	424,685	384,096
Segment EBITDA	21,837	11,544	28,261	13,892
Operating segments | Online
Segment information
Net sales	218,911	192,832	416,927	376,425
Segment EBITDA	20,450	10,312	25,800	11,292
Operating segments | Retail Store
Segment information
Net sales	4,074	3,798	7,759	7,671
Segment EBITDA	1,387	1,232	2,461	2,599
Reconciliation
Segment information
Segment EBITDA	(20,451)	(12,479)	(49,784)	(24,903)
Corporate administrative expenses	5,659	4,012	9,159	7,515
Other transaction-related, certain legal and other expenses	9,645	3,609	30,983	6,051
IPO related Share-based compensation expenses	€ 5,147	€ 4,857	€ 9,642	€ 11,336